Organization and Principal Activities	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Organization and Principal Activities

ORGANIZATION AND PRINCIPAL ACTIVITIES

The Company’s Operations

Bohai Pharmaceuticals Group, Inc. (“BPGI”) was incorporated under the laws of the State of Nevada on January 9, 2008 under the name of Link Resources, Inc. Prior to January 5, 2010; BPGI was a public “shell” company. BPGI became a public operating company on January 5, 2010 pursuant to a Share Exchange Transaction completed on January 5, 2010.

BPGI is engaged in the production, manufacturing and distribution of herbal pharmaceuticals based on traditional Chinese medicine (“TCM”) in the People’s Republic of China (“China” or the “PRC”) through the following two operating subsidiaries:

(i) Yantai Bohai Pharmaceuticals Group Co., Ltd., (“Bohai”) a PRC company and the Company’s original operating subsidiary. BPGI controls Bohai through a variable interest entity arrangement (“VIE”) described below; and

(ii) Yantai Tianzheng Pharmaceuticals Company, Ltd., a PRC company (“Yantai Tianzheng”), which BPGI acquired effective July 1, 2011 through a newly formed PRC wholly-foreign owned enterprise subsidiary, Yantai Nirui Pharmaceuticals, Ltd. (“WOFE II”).

BPGI owns 100% of Chance High International Limited, a British Virgin Islands company (“Chance High”). Chance High owns 100% of the issued and outstanding shares of capital stock of a Chinese wholly-foreign owned enterprise known as Yantai Shencaojishi Pharmaceuticals Co., Ltd. (the “WOFE”). On December 7, 2009 (prior to the date of the Share Exchange Transaction), the WOFE entered into a series of variable interest entity contractual agreements (the “VIE Agreements”) with Bohai and its three shareholders, including Mr. Hongwei Qu, the Company’s current Chairman and Chief Executive Officer (“Mr. Qu”). Mr. Qu currently owns 96.7% of the outstanding equity interests of Bohai and two other shareholders who collectively own the remaining 3.3% of Bohai.

The VIE Agreements include (i) a Consulting Services Agreement, (ii) an Operating Agreement, and (iii) a Proxy Agreement, through which the WOFE has the right to advise, consult, manage and operate Bohai for an annual fee equal to all of Bohai’s yearly net profits after tax. Pursuant to these agreements, the WOFE indirectly owns but has100 % managerial and economic control of the business activities of Bohai including the right to appoint all executives and senior management and members of the board of directors of Bohai. Additionally, Bohai’s shareholders pledged their rights, titles and equity interest in Bohai as security for the WOFE to collect consulting and services fees provided to Bohai pursuant to an equity pledge agreement. In order to further reinforce the WOFE’s rights to control and operate Bohai, Bohai’s shareholders granted the WOFE an exclusive right and option to acquire all of their equity interests in Bohai through an option agreement. The VIE Agreements have perpetual terms unless otherwise determined by PRC law, and can (particularly in the case of the Consulting Services Agreement (which is the principal VIE Agreement) be terminated by the parties under certain circumstances, including material breach, the termination of Bohai’s business or a liquidation of Bohai. The WOFE (which is controlled indirectly by BPGI through Chance High) can also terminate the Consulting Services Agreement at will.

BPGI, its wholly owned subsidiary Chance High, WOFE, WOFE II, Bohai and Yantai Tianzheng are referred to herein collectively and as a consolidated basis as the “Company” or “we”, “us” or “our” or similar terminology. Mr. Qu currently serves the Company’s Chairman, Chief Executive Officer and President. As used herein, the term “Common Stock” means the common stock of BPGI, $0.001 par value per share.

BPGI is headquartered and maintains its principal operations in the city of Yantai, Shandong Province, China, and conducts business operations exclusively in the PRC.

On January 17, 2014, the Company merged WOFE with and into WOFE II.  In connection with the merger, and in accordance with relevant PRC laws and regulations, all of WOFE’s rights relating to Bohai transferred to WOFE II.

ORGANIZATION AND PRINCIPAL ACTIVITIES

The Company’s Operations

Bohai Pharmaceuticals Group, Inc. (“BPGI”) was incorporated under the laws of the State of Nevada on January 9, 2008 under the name of Link Resources, Inc. Prior to January 5, 2010, BPGI was a public “shell” company. BPGI became a public operating company on January 5, 2010 pursuant to a Share Exchange Transaction completed on January 5, 2010.

BPGI is engaged in the production, manufacturing and distribution of herbal pharmaceuticals based on traditional Chinese medicine (“TCM”) in the People’s Republic of China (“China” or the “PRC”) through the following two operating subsidiaries:

(i) Yantai Bohai Pharmaceuticals Group Co., Ltd., (“Bohai”) a PRC company and the Company’s original operating subsidiary BPGI controls Bohai through a variable interest entity arrangement (“VIE”) described below; and

(ii) Yantai Tianzheng Pharmaceuticals Company, Ltd., a PRC company (“Yantai Tianzheng”) which BPGI acquired effective July 1, 2011 through a newly formed PRC wholly-foreign owned enterprise subsidiary, Yantai Nirui Pharmaceuticals, Ltd. (“WOFE II”).

BPGI owns 100% of Chance High International Limited, a British Virgin Islands company (“Chance High”). Chance High owns 100% of the issued and outstanding shares of capital stock of a Chinese wholly-foreign owned enterprise known as Yantai Shencaojishi Pharmaceuticals Co., Ltd. (the “WOFE”). On December 7, 2009 (prior to the date of the Share Exchange Transaction), the WOFE entered into a series of variable interest entity contractual agreements (the “VIE Agreements”) with Bohai and its three shareholders, including Mr. Hongwei Qu, the Company’s current Chairman and Chief Executive Officer (“Mr. Qu”). Mr. Qu currently owns 96.7% of the outstanding equity interests of Bohai and two other shareholders who collectively own the remaining 3.3% of Bohai.

The VIE Agreements include (i) a Consulting Services Agreement, (ii) an Operating Agreement, and (iii) a Proxy Agreement, through which the WOFE has the right to advise, consult, manage and operate Bohai for an annual fee equal to all of Bohai’s yearly net profits after tax. Pursuant to these agreements, the WOFE indirectly owns but has 100% managerial and economic control of the business activities of Bohai including the right to appoint all executives and senior management and members of the board of directors of Bohai. Additionally, Bohai’s shareholders pledged their rights, titles and equity interest in Bohai as security for the WOFE to collect consulting and services fees provided to Bohai pursuant to an equity pledge agreement. In order to further reinforce the WOFE’s rights to control and operate Bohai, Bohai’s shareholders granted the WOFE an exclusive right and option to acquire all of their equity interests in Bohai through an option agreement. The VIE Agreements have perpetual terms unless otherwise determined by PRC law, and can (particularly in the case of the Consulting Services Agreement (which is the principal VIE Agreement) be terminated by the parties under certain circumstances, including material breach, the termination of Bohai’s business or a liquidation of Bohai. The WOFE (which is controlled indirectly by BPGI through Chance High) can also terminate the Consulting Services Agreement at will.

BPGI, its wholly owned subsidiary Chance High, WOFE, WOFE II, Bohai and Yantai Tianzheng are referred to herein collectively and as a consolidated basis as the “Company” or “we”, “us” or “our” or similar terminology. Mr. Qu currently serves the Company’s Chairman, Chief Executive Officer and President. As used herein, the term “Common Stock” means the common stock of BPGI, $0.001 par value per share.

BPGI is headquartered and maintains its principal operations in the city of Yantai, Shandong Province, China, and conducts business operations exclusively in the PRC.

Recent Developments

During the year ended June 30, 2013, management performed an evaluation of the Company’s product portfolio based on a confluence of factors that have emerged within China’s pharmaceutical industry and consumer markets. These factors include, among others, (i) current economic conditions in China and management’s expectations of future economic trends, (ii) changes in China’s Essential Drug Laws, (iii) the PRC Central Government’s policy designating lists of specific drugs eligible for reimbursement, (iv) consumers’ preference for drug delivery systems in the forms of pills, tablets and ingestible liquids, and (v) competition from other drug manufacturing companies within China. Based on these factors, management determined that the Company will streamline its operations to focus on the continued distribution of Lung Nourishing Syrup, Tongbi Capsules, Tongbi Tablets, Fangfengtongsheng Granule, and Zhengxintai Capsules and certain other products. As a consequence, management determined that it would be in the best interests of the Company and its stockholders to commit to a plan of (i) fully abandoning plans to create new products from a limited number of formulas purchased in 2005, and (ii) indefinitely suspending plans to develop and produce a more diversified portfolio that would be derived from a series of other approved formulas that the Company purchased in 2010 and 2005.

As a result, the Company (i) recorded an impairment charge of $1,688,486 for the aggregate carrying amount of certain product formulas that the Company has abandoned in their entirety, and (ii) reclassified $10,331,414 for the carrying amount of certain other product formulas that the Company will hold as defensive assets. Formulas to be held as defensive assets will be amortized over a period of 8 years (Note 6 and 8).